Dividends	12 Months Ended
Dec. 31, 2025
Dividends [Abstract]
Dividends
27.	DIVIDENDS
On March 13, 2024, the Company’s board of directors declared an annual cash dividend for the year ended December 31, 2023, of US$0.0072 per ordinary share, or US$0.1444 per American depositary shares to holders of record of the Company’s ordinary shares at the close of business on April 5, 2024. Dividend are recognized when declared. The aggregate amount of the dividend is US$
150
 million and has been fully paid during
2024
.
In March 2025, upon review of the Company’s results of operations, business development plan, capital requirements, and cash position, the Company’s board of directors has approved a 2025 semi-annual cash dividend policy, pursuant to which the Board intends to declare and distribute a cash dividend semi-annually. The determination to make dividend distributions and the exact amount of such distributions in any particular semi-annual period will be made at the discretion of the Board based upon the Company’s operations and earnings, cash flow, financial condition, and other relevant factors, and subject to adjustment and determination by the Board. In 2025, the board of directors of the Company has approved dividends in accordance with the Company’s dividend policy. The aggregate amount of the dividend is
US$
199 million and has been fully paid during 2025.